Unsecured Senior Notes Schedule of Unsecured Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	3.625%
Effective Rate (percent)	4.037%	[1]
Principal Amount	$ 747,500
Maturity date	Feb. 15, 2014
Net unamortized discount	(14,146)		(10,472)
Total	5,835,854		4,639,528
Senior Notes [Member]
Debt Instrument [Line Items]
Principal Amount	5,850,000
Net unamortized discount	(14,146)
Total	5,835,854
Senior Notes [Member] | Twelve Year Unsecured Senior Notes Five Point Six Nine Three Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	5.625%
Effective Rate (percent)	5.693%	[2]
Principal Amount	300,000
Maturity date	Apr. 15, 2015	[3]
Senior Notes [Member] | Twelve Year Unsecured Senior Notes Five Point One Nine Four Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	5.00%
Effective Rate (percent)	5.194%	[2]
Principal Amount	250,000
Maturity date	Jun. 01, 2015	[3]
Senior Notes [Member] | Ten Year Unsecured Senior Notes Five Point Nine Six Seven Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	5.875%
Effective Rate (percent)	5.967%	[2]
Principal Amount	700,000
Maturity date	Oct. 15, 2019	[3]
Senior Notes [Member] | Ten Year Unsecured Senior Notes Five Point Seven Zero Eight Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	5.625%
Effective Rate (percent)	5.708%	[2]
Principal Amount	700,000
Maturity date	Nov. 15, 2020	[3]
Senior Notes [Member] | Ten Year Unsecured Senior Notes Four Point Two Eight Nine Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	4.125%
Effective Rate (percent)	4.289%	[2]
Principal Amount	850,000
Maturity date	May 15, 2021	[3]
Senior Notes [Member] | Seven Year Unsecured Senior Notes Three Point Eight Five Three Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	3.70%
Effective Rate (percent)	3.853%	[2]
Principal Amount	850,000
Maturity date	Nov. 15, 2018	[3]
Senior Notes [Member] | Eleven Year Unsecured Senior Notes Three Point Nine Five Four Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	3.85%
Effective Rate (percent)	3.954%	[2]
Principal Amount	1,000,000
Maturity date	Feb. 01, 2023	[3]
Senior Notes [Member] | Ten and Half Year Unsecured Senior Notes Three Point Two Seven Nine Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	3.125%
Effective Rate (percent)	3.279%	[2]
Principal Amount	500,000
Maturity date	Sep. 01, 2023	[3]
Senior Notes [Member] | Ten and Half Year Unsecured Senior Notes Three Point Nine One Six Percent [Member]
Debt Instrument [Line Items]
Coupon/Stated Rate (percent)	3.80%
Effective Rate (percent)	3.916%	[2]
Principal Amount	$ 700,000
Maturity date	Feb. 01, 2024	[3]

[1]	Yield on issuance date including the effects of discounts on the notes but excluding the effects of the adjustment for the equity component allocation.
[2]	Yield on issuance date including the effects of discounts on the notes and the amortization of financing costs.
[3]	No principal amounts are due prior to maturity.